PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 92.0%
Asset-Backed Securities 4.2%
Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.323%(c)	01/20/32	250	$244,128
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	6.738(c)	10/20/31	250	249,912
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.715(c)	02/20/30	234	229,992
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.099(c)	04/17/30	237	232,958

Total Asset-Backed Securities (cost $962,762)				956,990
Corporate Bonds 81.5%
Advertising 0.3%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	100	76,791
Aerospace & Defense 1.8%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	46,885
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	49,250
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	80	80,600
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	225	220,826
				397,561
Airlines 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	93,105
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	50	46,509
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	44,267
				183,881

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.7%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26	25	$22,756
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	75	62,017
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	100	75,566
				160,339
Auto Manufacturers 1.5%
Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	50	41,884
Sr. Unsec’d. Notes, 144A	5.875	06/01/29	50	47,589
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	200	158,509
Sr. Unsec’d. Notes	4.750	01/15/43	100	74,179
Sr. Unsec’d. Notes	5.291	12/08/46	25	19,882
				342,043
Auto Parts & Equipment 1.8%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	200	186,292
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	75	70,550
Dana, Inc., Sr. Unsec’d. Notes	4.250	09/01/30	175	141,634
				398,476
Banks 0.3%
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	75	75,187
Building Materials 2.6%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	125	84,458
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	25	23,785
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	50	42,373
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	125	113,125

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500%	02/01/30	25	$20,490
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	175	155,740
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	50	38,375
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	20,495
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	100	90,696
				589,537
Chemicals 0.9%
ASP Unifrax Holdings, Inc., Sr. Sec’d. Notes, 144A	5.250	09/30/28	125	103,264
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	25	18,813
SK Invictus Intermediate II Sarl (Luxembourg), Sr. Sec’d. Notes, 144A	5.000	10/30/29	100	79,595
				201,672
Commercial Services 7.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	200	190,065
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	167,750
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	125	110,541
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	225	208,048
Gartner, Inc., Gtd. Notes, 144A	3.750	10/01/30	100	86,511
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	125	98,903
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	225	182,967
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	119,843
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	100	88,493

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc., Gtd. Notes	3.750%	01/15/32	475	$392,026
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	150	150,179
				1,795,326
Computers 1.9%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	176,000
Condor Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	50	41,356
NCR Corp., Gtd. Notes, 144A	5.000	10/01/28	125	108,736
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	100	99,289
				425,381
Distribution/Wholesale 0.8%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	200	172,940
Diversified Financial Services 4.4%
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	150	75,770
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	50	40,616
LPL Holdings, Inc., Gtd. Notes, 144A	4.375	05/15/31	125	108,002
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	200	158,140
Gtd. Notes, 144A	5.500	08/15/28	225	190,644

Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	50	41,104
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	150	137,891
Gtd. Notes	6.875	03/15/25	25	24,296
Gtd. Notes	7.125	03/15/26	75	72,689

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375%	10/15/25	125	$114,355
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	4.000	10/15/33	50	36,750
				1,000,257
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.750	06/15/28	50	43,838
WESCO Distribution, Inc., Gtd. Notes, 144A	7.250	06/15/28	100	101,359
				145,197
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	23,053
Engineering & Construction 0.4%
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29	125	101,506
Environmental Control 0.9%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	125	107,031
Gtd. Notes, 144A	4.375	08/15/29	100	85,810
				192,841
Foods 3.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29	50	41,683
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	75	66,222
Gtd. Notes	5.250	09/15/27	75	59,889
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	125	122,261
Sr. Sec’d. Notes, 144A	4.625	11/15/28	75	66,355
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	25	21,061
Gtd. Notes	5.200	07/15/45	25	23,611

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	5.500%	06/01/50	125	$124,349
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	25	22,339
Gtd. Notes, 144A	4.375	01/31/32	75	66,393
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	43,894
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	63,357
				721,414
Gas 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	100	95,391
Sr. Unsec’d. Notes	5.875	08/20/26	75	71,883
				167,274
Healthcare-Products 0.9%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	125	107,449
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	125	101,899
				209,348
Healthcare-Services 3.6%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	100	73,441
Gtd. Notes, 144A	4.625	06/01/30	125	101,169

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	150	128,310
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	225	179,129
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	75	66,156
Sr. Sec’d. Notes, 144A	4.250	06/01/29	150	129,610
Sr. Sec’d. Notes, 144A	6.125	06/15/30	25	23,698
Sr. Unsec’d. Notes	6.875	11/15/31	125	110,327
				811,840

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 7.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625%	01/15/28	125	$111,514
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	131,144
Gtd. Notes	7.250	10/15/29	75	66,237
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	100	88,250
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	59,812

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	200	194,721
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	125	106,617
KB Home,
Gtd. Notes	4.000	06/15/31	175	139,631
Gtd. Notes	4.800	11/15/29	25	21,700
Gtd. Notes	6.875	06/15/27	50	49,852

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	131,206
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	164,750
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	75	70,866
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	25	21,586
Sr. Unsec’d. Notes	4.750	04/01/29	100	82,989

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	50	43,525
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	46,742
Gtd. Notes, 144A	5.875	06/15/27	75	71,839
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	50	43,630

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	150	135,426
				1,782,037
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	75	62,736

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.7%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000%	04/01/31	125	$95,882
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	100	58,447
				154,329
Iron/Steel 0.6%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	97,194
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	21,530
Sr. Unsec’d. Notes	4.375	03/15/32	25	20,991
				139,715
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	50	41,158
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	75	68,079
Machinery-Diversified 0.7%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	50	41,650
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	125	120,472
				162,122
Media 9.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	475	387,882
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	206,458
CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	200	153,080
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	126,562
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	155,805

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $69,525; purchased 01/19/22 - 06/03/22)(f)	6.625%	08/15/27	285	$10,107
Sec’d. Notes, 144A (original cost $107,008; purchased 01/10/22 - 08/30/22)(f)	5.375	08/15/26	299	46,533
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	75	74,490
Gtd. Notes	5.125	06/01/29	85	55,907
Gtd. Notes	7.375	07/01/28	50	36,875
Gtd. Notes	7.750	07/01/26	125	104,407

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	100	92,167
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	75	71,071
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	102,438
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	75	41,285

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $72,563; purchased 12/08/21)(f)	5.125	02/15/27	75	62,857
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	97,050
Sr. Sec’d. Notes, 144A	6.625	06/01/27	100	98,037

Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	75	70,969
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	165,000
				2,158,980
Mining 0.5%
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	125	112,187
Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	47,450
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	106,037
				153,487

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 4.0%
Antero Resources Corp.,
Gtd. Notes, 144A	5.375%	03/01/30	125	$116,654
Gtd. Notes, 144A	7.625	02/01/29	100	102,304
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	48,545
Gtd. Notes, 144A	5.875	02/01/29	100	95,989

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	75	74,730
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	114,407
Gtd. Notes, 144A	6.750	03/01/29	25	24,194

Range Resources Corp., Gtd. Notes	4.875	05/15/25	50	48,460
Southwestern Energy Co., Gtd. Notes	5.375	03/15/30	150	141,012
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.500	04/30/30	150	130,244
				896,539
Packaging & Containers 1.0%
Graphic Packaging International LLC, Gtd. Notes	4.125	08/15/24	25	24,449
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	50	40,250
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	150	133,313
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	25	20,337

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	19	18,341
				236,690
Pharmaceuticals 2.0%
AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	125	105,138
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	86,000
Gtd. Notes, 144A	5.250	01/30/30	300	127,500
Gtd. Notes, 144A	7.250	05/30/29	50	21,250
Gtd. Notes, 144A	9.000	12/15/25	25	18,250

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Embecta Corp., Sr. Sec’d. Notes, 144A	5.000%	02/15/30	75	$64,079
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	50	40,482
				462,699
Pipelines 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	125	115,311
Gtd. Notes, 144A	5.750	03/01/27	50	48,209

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	150	131,049
Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	125	115,194
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	100	83,675
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,235
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	25,233
				543,906
Real Estate 2.5%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	100	85,032
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	194,286
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	150	135,906
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	150	124,442
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.750	01/15/29	25	18,978
				558,644
Real Estate Investment Trusts (REITs) 3.5%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	52,271
Gtd. Notes	9.750	06/15/25	125	121,708

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	4.625%	08/01/29		50	$39,384
Gtd. Notes	5.000	10/15/27		100	85,315

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		100	100,673
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29		225	188,157
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		215	216,530
					804,038
Retail 4.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		75	62,625
Sr. Sec’d. Notes, 144A	3.875	01/15/28		125	111,538

At Home Group, Inc., Gtd. Notes, 144A	7.125	07/15/29		100	58,815
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		25	16,493
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	90,754
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		150	112,383
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		100	75,489
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29		50	34,362
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		100	68,265
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29		80	63,755
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29		50	41,193
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		100	95,863

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500%	03/15/29	150	$126,938
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	50	43,278
				1,001,751
Software 1.0%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	75	67,434
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	72	70,272
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	75	70,916
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A	5.000	12/15/29	15	12,910
				221,532
Telecommunications 3.2%
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	105	30,837
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500	10/15/26	200	189,000
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	100	91,750
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	50	42,698
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	50	59,782
Sprint LLC, Gtd. Notes	7.625	02/15/25	275	285,034
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28	50	27,145
				726,246

Total Corporate Bonds (cost $21,864,608)				18,478,739

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans 0.9%
Housewares 0.3%
SWF Holdings I Corp., Initial Term Loan, 3 Month LIBOR + 4.000%	7.602%(c)	10/06/28	100	$77,693
Media 0.2%
Diamond Sports Group LLC, First Lien Term Loan, 1 Month SOFR + 8.100%	11.894(c)	05/25/26	34	32,489
Software 0.4%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.158(c)	07/14/28	118	96,965
Telecommunications 0.0%
MLN US Holdco LLC,
Initial Term Loan, 6 Month SOFR + 6.440%	10.894(c)	10/18/27	2	1,868
Initial Term Loan, 6 Month SOFR + 6.700%	11.254(c)	10/18/27	4	3,526
Initial Term Loan, 6 Month SOFR + 9.250%^	13.704(c)	10/18/27	1	520
				5,914

Total Floating Rate and other Loans (cost $255,829)				213,061
U.S. Treasury Obligations 5.4%
U.S. Treasury Notes(k)	2.750	04/30/27	628	599,299
U.S. Treasury Notes	4.250	09/30/24	615	613,174

Total U.S. Treasury Obligations (cost $1,237,261)				1,212,473

Total Long-Term Investments (cost $24,320,460)				20,861,263

	Shares
Short-Term Investments 6.2%
Affiliated Mutual Funds 2.4%
PGIM Core Short-Term Bond Fund(wf)	36,181	329,608
PGIM Core Ultra Short Bond Fund(wf)	227,980	227,980

Total Affiliated Mutual Funds (cost $557,587)		557,588

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 3.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $857,737)	857,737	$857,737

Total Short-Term Investments (cost $1,415,324)		1,415,325

TOTAL INVESTMENTS 98.2% (cost $25,735,784)		22,276,588
Other assets in excess of liabilities(z) 1.8%		399,154

Net Assets 100.0%		$22,675,742

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $520 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $249,096. The aggregate value of $119,497 is 0.5% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wf)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Mar. 2023	$205,359	$553
6	5 Year U.S. Treasury Notes	Mar. 2023	651,422	3,104

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Futures contracts outstanding at November 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
2	10 Year U.S. Treasury Notes	Mar. 2023	$227,000	$1,510
1	20 Year U.S. Treasury Bonds	Mar. 2023	127,000	546
				$5,713
Forward foreign currency exchange contracts outstanding at November 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/22	BNP	EUR	98	$100,692	$101,472	$780	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/22	BNP	EUR	104	$103,132	$107,843	$—	$(4,711)
Expiring 01/12/23	BNP	EUR	98	101,063	101,828	—	(765)
				$204,195	$209,671	—	(5,476)
						$780	$(5,476)
Credit default swap agreements outstanding at November 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	230	$5,358	$1,284	$(4,074)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	25	4.527%	$23	$719	$696

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at November 30, 2022: (continued)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).